Cover	Jul. 24, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 24, 2023
Entity File Number	001-40058
Entity Registrant Name	ROSECLIFF ACQUISITION CORP I
Entity Central Index Key	0001833498
Entity Tax Identification Number	85-3987148
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	767 Fifth Avenue
Entity Address, Address Line Two	34th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10153
City Area Code	212
Local Phone Number	492-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one third of redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one third of redeemable warrant
Trading Symbol	RCLFU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	RCLF
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one Class A common stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one Class A common stock at an exercise price of $11.50
Trading Symbol	RCLFW
Security Exchange Name	NASDAQ